Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 33,594	R 34,256
Tax effect if remitted	798	795
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	23,745	22,766
Tax effect if remitted	457	458
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	3,523	3,903
Tax effect if remitted	282	312
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	6,326	7,587
Tax effect if remitted	R 59	R 25